Document And Entity Information - shares	12 Months Ended
	Sep. 30, 2023	Feb. 15, 2024
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-51576
Entity Registrant Name	Origin Agritech Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No. 21 Sheng Ming Yuan Road
Entity Address, Address Line Two	Changping District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	102206
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares
Trading Symbol	SEED
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		6,334,998
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001321851
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Auditor Name	B F Borgers CPA PC
Auditor Firm ID	5041
Auditor Location	Lakewood, Colorado
Business Contact
Document Information
Contact Personnel Name	Dr. Han Gengchen
Entity Address, Address Line One	No. 21 Sheng Ming Yuan Road
Entity Address, Address Line Two	Changping District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	102206
Entity Address, Country	CN
City Area Code	86-10
Local Phone Number	5890-7588
Contact Personnel Fax Number	5890-7577